Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 19, 2025	May 31, 2026	May 31, 2026
C000264671
Account Value [Line Items]
Line Graph and Table Measure Name			(Regulatory/Strategy Benchmark)
Accumulated Value	$ 10,000	$ 10,339
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,097